Restructuring (Tables)	3 Months Ended
Mar. 31, 2018
Restructuring and Related Activities [Abstract]
Details of Movement in Restructuring Provisions Recognized

Workforce reductions
(in thousands)
Initial restructuring charge recorded	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(961)
Provision at March 31, 2018	$2,136

Restructuring Charges

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	—	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317
Utilized	—	(310)	(310)
Provision at March 31, 2018	$—	$7	$7
A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.

	Onerous Lease	Asset Impairment	Total
	(in thousands)
Total provision recognized	$3,167	$5,629	$8,796
Asset write off	—	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	$—	$3,167
Utilized	(1,167)	—	(1,167)
Provision at December 31, 2015	$2,000	$—	$2,000
Utilized	(1,359)	—	(1,359)
Provision at December 31, 2016	$641	$—	$641
Utilized	$(441)	$—	$(441)
Provision at December 31, 2017	$200	$—	$200
Utilized	$(92)	$—	$(92)
Provision at March 31, 2018	$108	$—	$108